Property, plant and equipment (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation charge from continuing operations for the year	$ 727,665
Production Tools | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	8 years
Production Tools | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Office Equipment and Furniture | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	2 years
Office Equipment and Furniture | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Production Masks
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Probe Cards
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year